COMMITMENTS - Schedule of letters of credit, certificates of deposits and warranty insurance policies (Details) $ in Thousands	Dec. 31, 2025 USD ($) commitment
Commitments [Line Items]
Value	$ 635,405
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA, LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	62
Value	$ 303,187
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400, TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 56,079
UNIÃO FEDERAL - PGFN, TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	22
Value	$ 179,813
TRIBUNAL DEJUSTIÇADOESTADODABAHIA, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 5,384
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 8,489
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	11
Value	$ 7,452
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 6,879
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 3,091
ARQUITETURA DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DO RJ, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,469
AENA AEROPUERTOS S.A, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 2,270
JFK INTERNATIONAL AIR TERMINAL LLC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 3,600
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT), LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	5
Value	$ 932
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	16
Value	$ 2,067
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	11
Value	$ 20,669
BOND SAFEGUARD INSURANCE COMPANY, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 5,400
LIMA AIRPORT PARTNERS S.R.L., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	34
Value	$ 8,102
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,280
MUNICIPIO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 1,685
SERVICIO NACIONAL DE ADUANA DEL ECUADOR, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,350
AEROPUERTOS ANDINOS DEL PERU S.A., LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	6
Value	$ 1,101
DISTRITO FEDERAL, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,308
JFK International Air Terminal LLC, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,300
ANA AEROPORTOS PORTUGAL, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,139
AENA AEROPUERTOS S.A, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	3
Value	$ 2,835
CORPAC S.A. LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	25
Value	$ 5,788
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	7
Value	$ 1,616
SYDNEY AIRPORT CORPORATION LIMITED, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,120